Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [line items]
Non-current provisions	kr 2,993	kr 3,511
Provisions	8,684	11,715	kr 11,706
Restructuring [member]
Disclosure of Provisions [line items]
Non-current provisions	416	879
Provisions	kr 1,889	3,872	3,720
Description of expected timing of outflows, other provisions	1 year
Utilization of provisions	kr 3,600	4,200
Customer Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	378	112
Provisions	kr 748	1,760	2,857
Description of expected timing of outflows, other provisions	3 years
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 638	469
Provisions	kr 661	743	954
Description of expected timing of outflows, other provisions	2 years
Warranty [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 115	206
Provisions	kr 638	766	956
Description of expected timing of outflows, other provisions	1 year
Provision for Share Based Payments [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 1,086	1,359
Provisions	kr 2,982	kr 2,992	kr 1,584
Description of expected timing of outflows, other provisions	3 years